CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Loss for the year	$ (7,393,384)	$ (2,683,482)	$ (6,875,857)
Other comprehensive income (loss)
Change in fair value of available-for-sale investments	609,733	88,515	(105,714)
Permanent loss on financial instruments	0	697,675	0
Currency translation adjustment	(1,424,814)	(862,335)	4,350,667
Comprehensive loss for the year	$ (8,208,465)	$ (2,759,627)	$ (2,630,904)